Intangible Assets and Goodwill - Schedule of Total Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 109	$ 109	$ 157	$ 225	$ 219	$ 451	$ 328	$ 608
Bed Licenses Included in Property and Equipment
Finite-Lived Intangible Assets [Line Items]
Amortization	103	103	103	103	207	207	310	310
Lease Rights
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 6	$ 6	$ 54	$ 122	$ 12	$ 244	$ 18	$ 298